Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Dec. 31, 2012
Statement Of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	100,000,000	100,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.01	$ 0.01
Common stock, shares authorized	1,000,000,000	1,000,000,000
Common stock, shares issued	89,626,525	82,737,008
Common stock, shares outstanding	89,626,525	82,737,008